Impairment of Intangible Assets (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	[2]
Disclosure of detailed information about intangible assets [line items]
Impairment loss on other intangible assets	[1]	€ 210	€ (371)
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Impairment loss on other intangible assets		€ 210

[1]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.
[2]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.